INCOME TAXES - Operating loss and tax credit carryforwards (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Operating loss carryforwards
Valuation allowance against the federal, state, and international deferred tax asset	$ 11,405,336	$ 5,114,407
Unrecognized tax benefits	908,095	$ 881,796
Federal
Operating loss carryforwards
Operating loss carryforwards	19,100,000
Tax credit carryforward	92,356
State
Operating loss carryforwards
Operating loss carryforwards	11,800,000
Tax credit carryforward	147,417
Foreign
Operating loss carryforwards
Operating loss carryforwards	$ 34,200,000